Transactions with Related Parties - Additional Information - Management and Directors Fees (Details) $ in Thousands	1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended		12 Months Ended
	Feb. 07, 2011 shares	May. 03, 2013 shares	May. 31, 2014 shares	Jul. 31, 2014 USD ($) shares	Jul. 31, 2014 EUR (€) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Jul. 31, 2015
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period						676,150	586,009	279,333
Number of shares vested during the period						394,167	449,842	21,333
Shares cancelled							18,667
Service management costs | $						$ 629
Exchange rate EUR/USD						1.09				1.34
CEO | Consultancy agreements
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period	28,000
Number Of Installments	3
CEO | Consultancy agreements | First installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2012
Number of shares vested during the period									9,333
CEO | Consultancy agreements | Second installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2013
Number of shares vested during the period								9,333
CEO | Consultancy agreements | Third installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2014
Number of shares vested during the period							9,334
CEO | Renewal consultancy agreements
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period		28,000
Number Of Installments		3
Expiration date of agreement						Jul. 31, 2014
CEO | Renewal consultancy agreements | First installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2014
Number of shares vested during the period							9,333
Stock issued during period, share based compensation			9,333
CEO | Renewal consultancy agreements | Second installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2015
Shares cancelled				9,333	9,333
CEO | Renewal consultancy agreements | Third installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2016
Shares cancelled				9,334	9,334
Former Chief Executive Officer
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period								18,667
Former Chief Executive Officer | Agreement to terminate the consultancy agreement
Related Party Transaction [Line Items]
Severance payment, cash				$ 891	€ 664,000
Stock issued during period, share based compensation				168,842	168,842